Other receivables (Details) - ARS ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Current other receivables
Total Current other receivables	$ 1,491	$ 1,011
Non-current other receivables
Total Non-current other receivables	419	360
Total other receivables	1,910	1,371
Financial NDF	60
Gross carrying value
Current other receivables
Prepaid expenses	554	620
Deposit in auction's warrant to CONATEL (Note 2.i)	278
Expenditure reimbursement	134	126
Tax credits	218	46
Restricted funds	45	33
Receivables for return of handsets under warranty	15	29
PP&E disposal receivables	20	18
Guarantee deposits	13	10
Tax on personal property - on behalf of Shareholders		8
NDF (Note 20)	66	2
Other	171	140
Total Current other receivables	1,514	1,032
Non-current other receivables
Prepaid expenses	266	258
Credit on SC Resolution No. 41/07 and IDC (Note 2.m and n)	56	57
Restricted funds	53	33
Regulatory receivables (Paraguay)	39	27
Tax on personal property - on behalf of Shareholders	18	18
Tax credits	15	11
Guarantee deposits	21	12
Credit of indemnity for Tuves Paraguary Acquistion	29
Financial NDF (Note 20)	2
Other	1	19
Total Non-current other receivables	500	435
Financial NDF	60
Accumulated impairment
Current other receivables
Total Current other receivables	(23)	(21)
Non-current other receivables
Allowance for regulatory matters (Note 2 m. and n)	(56)	(57)
Allowance for tax on personal property	(18)	$ (18)
Allowance for tax on other credits (i)	(7)
Allowance for tax on other credits allocated to taxes with the Regulatory Authority	(6)
Allowance for tax on other credits allocated to currency translation adjustments	$ (1)